Right-of-Use Assets-Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets-Operating Leases [Abstract]
Amortization expenses	$ 805,292	$ 800,694	$ 502,419